Fair Value, Reconciliation of Financial Instruments Classified as Level 3 (AES Indiana) (Q1) (Details) - Indianapolis Power And Light Company - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 1,388	$ 7,545	$ 7,545
Settlements	(995)	(4,986)
Ending balance	$ 393	$ 2,559	$ 1,388